Summary of Significant Accounting Policies - Schedule of Currency Exchange Rates (Details)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Currency Exchange Rates [Abstract]
Year-end spot rate	$ 1 = RMB 7.2993	$ 1 = RMB 7.0999	$ 1 = RMB 6.8972
Average rate	$ 1 = RMB 7.1975	$ 1 = RMB 7.0809	$ 1 = RMB 6.7290